T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 9.2%

Diversified Telecommunication Services 1.8%
AT&T	450,513	17,047
ATN International	2,000	117
CenturyLink	49,461	617
Cincinnati Bell (1)(2)	17,309	88
GCI Liberty, Class A (1)	5,211	324
Verizon Communications	256,511	15,483
Zayo Group Holdings (1)	9,500	322
		33,998
Entertainment 1.7%
Activision Blizzard	54,508	2,885
Electronic Arts (1)	21,800	2,132
Fox, Class A	25,661	809
Fox, Class B	16,366	516
Liberty Media - Liberty Formula One, Class A (1)(2)	21,300	843
Liberty Media - Liberty Formula One, Class C (1)	19,600	815
Lions Gate Entertainment, Series A	25,150	233
Madison Square Garden, Class A (1)	1,433	378
Netflix (1)	28,300	7,574
Take-Two Interactive Software (1)	9,400	1,178
Viacom, Class B	10,829	260
Walt Disney	121,224	15,798
Zynga, Class A (1)	69,900	407
		33,828
Interactive Media & Services 4.0%
Alphabet, Class A (1)	19,245	23,501
Alphabet, Class C (1)	19,685	23,996
Cars. com (1)	14,333	129
Facebook, Class A (1)	152,600	27,175
IAC/InterActiveCorp (1)	5,300	1,155
Twitter (1)	26,600	1,096
Zillow Group, Class A (1)(2)	16,900	499

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zillow Group, Class C (1)(2)	16,000	477
		78,028
Media 1.6%
A. H. Belo, Class A	15,280	57
AMC Networks, Class A (1)	3,500	172
Cable One	670	841
CBS, Class B	12,629	510
Charter Communications, Class A (1)	13,047	5,377
Comcast, Class A	287,119	12,943
Discovery, Class A (1)(2)	7,500	200
Discovery, Class C (1)	20,145	496
DISH Network, Class A (1)	2,130	73
Gannett	38,250	411
Gray Television (1)(2)	18,200	297
Interpublic Group	15,739	339
John Wiley & Sons, Class A	900	40
Liberty Broadband, Class A (1)	5,700	596
Liberty Broadband, Class C (1)	14,300	1,497
Liberty Global, Class A (1)	15,807	391
Liberty Global, Class C (1)	38,525	916
Liberty Latin America, Class A (1)	28,072	479
Liberty Latin America, Class C (1)	16,267	278
Liberty Media - Liberty SiriusXM, Class C (1)	1,100	46
Meredith (2)	5,900	216
MSG Networks, Class A (1)	4,300	70
New York Times, Class A (2)	21,200	604
News, Class A	51,296	714
Nexstar Media Group, Class A	6,300	645
Omnicom Group (2)	11,400	893
Scholastic	3,800	143
Sirius XM Holdings (2)	122,500	766
TEGNA	5,100	79
		30,089
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications	12,400	394
T-Mobile US (1)	19,200	1,512
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Telephone & Data Systems	15,735	406
		2,312
Total Communication Services		178,255
CONSUMER DISCRETIONARY 10.1%

Auto Components 0.3%
Aptiv	17,900	1,565
Autoliv (2)	6,600	521
BorgWarner	11,800	433
Delphi Technologies	8,400	112
Garrett Motion (1)(2)	17,672	176
Gentex	21,300	586
Gentherm (1)	11,600	477
Goodyear Tire & Rubber	14,300	206
Horizon Global (1)	24,620	94
Lear	4,900	578
Modine Manufacturing (1)	14,800	168
Standard Motor Products	2,200	107
Veoneer (1)(2)	17,500	262
Visteon (1)	2,300	190
		5,475
Automobiles 0.4%
Ford Motor	194,461	1,781
General Motors	63,900	2,395
Harley-Davidson (2)	12,500	450
Tesla (1)(2)	9,331	2,247
Thor Industries	3,900	221
Winnebago Industries	5,500	211
		7,305
Distributors 0.1%
Genuine Parts	5,800	578
LKQ (1)	19,300	607
Pool	3,605	727
		1,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Consumer Services 0.1%
Adtalem Global Education (1)	6,700	255
Bright Horizons Family Solutions (1)	3,047	465
Graham Holdings, Class B	270	179
H&R Block	15,900	376
Service Corporation International	12,700	607
ServiceMaster Global Holdings (1)	6,900	386
Sotheby's (1)(2)	4,252	242
Strategic Education	2,200	299
		2,809
Hotels, Restaurants & Leisure 2.0%
Aramark	14,700	641
Boyd Gaming	8,400	201
Brinker International (2)	11,225	479
Carnival	25,700	1,123
Cheesecake Factory (2)	7,400	308
Chipotle Mexican Grill (1)	1,970	1,656
Cracker Barrel Old Country Store (2)	800	130
Darden Restaurants	10,100	1,194
Domino's Pizza	3,700	905
Dunkin' Brands Group	5,500	437
Eldorado Resorts (1)(2)	22,910	913
Hilton Grand Vacations (1)	3,340	107
Hilton Worldwide Holdings	13,533	1,260
International Speedway, Class A	1,600	72
Jack in the Box	5,200	474
Las Vegas Sands	18,600	1,074
Marriott International, Class A	20,356	2,532
Marriott Vacations Worldwide	1,458	151
McDonald's	47,500	10,199
MGM Resorts International	39,400	1,092
Norwegian Cruise Line Holdings (1)	12,400	642
Papa John's International (2)	4,400	230
Penn National Gaming (1)	17,226	321
Royal Caribbean Cruises	10,200	1,105
Six Flags Entertainment	5,100	259

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Starbucks	79,200	7,003
Vail Resorts	3,900	888
Wendy's	22,775	455
Wyndham Destinations	7,730	356
Wyndham Hotels & Resorts	7,730	400
Wynn Resorts	4,700	511
Yum! Brands	22,200	2,518
		39,636
Household Durables 0.5%
Cavco Industries (1)	2,140	411
D. R. Horton	24,900	1,312
Helen of Troy (1)	1,400	221
Hovnanian Enterprises, Class A (1)(2)	543	10
iRobot (1)(2)	1,800	111
KB Home	3,200	109
La-Z-Boy	4,100	138
Leggett & Platt (2)	5,900	242
Lennar, Class A	22,493	1,256
Lennar, Class B	293	13
MDC Holdings (2)	4,952	213
Meritage Homes (1)	6,100	429
Mohawk Industries (1)	3,831	475
Newell Brands	53,627	1,004
NVR (1)	350	1,301
PulteGroup	11,840	433
Roku (1)(2)	6,700	682
Tempur Sealy International (1)	400	31
TopBuild (1)	7,033	678
TRI Pointe Group (1)	27,300	411
Tupperware Brands	2,800	44
Whirlpool	4,022	637
William Lyon Homes, Class A (1)(2)	7,600	155
		10,316
Internet & Direct Marketing Retail 2.9%
Amazon. com (1)	26,350	45,741
Booking Holdings (1)	3,166	6,214
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

eBay	57,700	2,249
Expedia Group	12,490	1,679
GrubHub (1)(2)	8,400	472
PetMed Express (2)	10,200	184
Qurate Retail, Series A (1)	25,500	263
		56,802
Leisure Products 0.1%
Brunswick	9,200	480
Hasbro	6,500	771
Mattel (1)(2)	34,800	396
Polaris Industries	3,200	282
		1,929
Multiline Retail 0.5%
Big Lots	3,700	91
Dollar General	19,300	3,067
Dollar Tree (1)	13,893	1,586
Kohl's	12,500	621
Macy's (2)	15,400	239
Nordstrom (2)	3,500	118
Target	29,400	3,143
		8,865
Specialty Retail 2.4%
Advance Auto Parts	4,950	819
American Eagle Outfitters	33,250	539
AutoNation (1)	2,300	117
AutoZone (1)	2,400	2,603
Bed Bath & Beyond (2)	16,600	177
Best Buy	8,800	607
Burlington Stores (1)	9,700	1,938
CarMax (1)	12,158	1,070
Conn's (1)(2)	10,200	254
Dick's Sporting Goods	3,600	147
Foot Locker	12,700	548
Gap	11,450	199
GNC Holdings, Class A (1)(2)	235,900	505

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Group 1 Automotive	1,600	148
Home Depot	71,150	16,508
L Brands	16,755	328
Lithia Motors, Class A (2)	1,400	185
Lowe's	45,500	5,003
Lumber Liquidators Holdings (1)(2)	20,700	204
Michaels (1)(2)	38,300	375
Murphy USA (1)	2,000	171
O'Reilly Automotive (1)	6,600	2,630
Rent-A-Center	27,500	709
RH (1)(2)	3,300	564
Ross Stores	27,300	2,999
Sally Beauty Holdings (1)(2)	3,900	58
Sleep Number (1)(2)	10,450	432
Tailored Brands (2)	14,500	64
Tiffany (2)	5,500	509
TJX	87,800	4,894
Tractor Supply	7,800	705
Ulta Beauty (1)	2,900	727
Urban Outfitters (1)(2)	8,800	247
Williams-Sonoma (2)	7,800	530
		47,513
Textiles, Apparel & Luxury Goods 0.8%
Carter's	4,300	392
Columbia Sportswear	4,600	446
Kontoor Brands (2)	2,985	105
Lululemon Athletica (1)	7,300	1,405
Movado Group	15,500	385
NIKE, Class B	85,900	8,068
PVH	4,900	432
Rocky Brands	6,600	219
Skechers USA, Class A (1)	13,300	497
Tapestry	23,400	610
Under Armour, Class C (1)	15,543	282
Unifi (1)	1,332	29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

VF	20,900	1,860
		14,730
Total Consumer Discretionary		197,292
CONSUMER STAPLES 6.7%

Beverages 1.7%
Boston Beer, Class A (1)	1,200	437
Brown-Forman, Class B	20,400	1,281
Coca-Cola	249,200	13,566
Coca-Cola Consolidated	2,500	760
Constellation Brands, Class A	14,500	3,006
Keurig Dr Pepper (2)	19,300	527
Molson Coors Brewing, Class B	7,100	408
Monster Beverage (1)	25,800	1,498
PepsiCo	88,380	12,117
		33,600
Food & Staples Retailing 1.4%
Casey's General Stores	2,300	371
Costco Wholesale	27,400	7,894
Kroger	58,000	1,495
Performance Food Group (1)	8,300	382
Rite Aid (1)(2)	4,120	29
Sysco	30,100	2,390
United Natural Foods (1)(2)	600	7
Walgreens Boots Alliance	53,000	2,931
Walmart	93,800	11,132
		26,631
Food Products 1.2%
Alico	3,090	105
Archer-Daniels-Midland	31,872	1,309
Bunge	23,900	1,353
Campbell Soup (2)	10,800	507
Conagra Brands	56,425	1,731
Corteva	48,155	1,348
Flowers Foods	8,533	197
Fresh Del Monte Produce	2,000	68
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
General Mills	28,100	1,549
Hain Celestial Group (1)(2)	3,600	77
Hershey	9,200	1,426
Hormel Foods (2)	17,100	748
Ingredion	5,000	409
JM Smucker	4,516	497
John B. Sanfilippo & Son	3,200	309
Kellogg	14,300	920
Kraft Heinz	37,558	1,049
Lamb Weston Holdings	15,002	1,091
McCormick	6,900	1,079
Mondelez International, Class A	90,276	4,994
Post Holdings (1)	4,020	426
Tootsie Roll Industries (2)	6,594	245
TreeHouse Foods (1)	5,854	325
Tyson Foods, Class A	19,554	1,684
		23,446
Household Products 1.5%
Church & Dwight	13,100	985
Clorox	3,600	547
Colgate-Palmolive	52,200	3,837
Energizer Holdings (2)	6,700	292
Kimberly-Clark	21,300	3,026
Procter & Gamble	157,093	19,539
		28,226
Personal Products 0.3%
Avon Products (1)	101,100	445
Coty, Class A	58,933	619
Edgewell Personal Care (1)	19,584	636
Estee Lauder, Class A	14,700	2,925
Herbalife Nutrition (1)(2)	11,000	416
Nu Skin Enterprises, Class A	3,400	145
		5,186
Tobacco 0.6%
Altria Group	121,700	4,977

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Philip Morris International	98,600	7,487
Universal	800	44
Vector Group (2)	11,156	133
		12,641
Total Consumer Staples		129,730
ENERGY 4.1%
Energy Equipment & Services 0.5%
Apergy (1)	7,400	200
Archrock	58,445	583
Baker Hughes	33,723	782
Diamond Offshore Drilling (1)(2)	22,900	127
DMC Global (2)	9,100	400
Halliburton	42,000	792
Helmerich & Payne	4,800	192
KLX Energy Services Holdings (1)	1,080	9
National Oilwell Varco	10,077	214
Oceaneering International (1)	28,300	384
Oil States International (1)	32,900	438
Patterson-UTI Energy	32,400	277
Schlumberger	92,993	3,178
Seventy Seven Energy, EC (1)(3)	23,614	—
TechnipFMC	37,300	900
Valaris, Class A (2)	40,725	196
		8,672
Oil, Gas & Consumable Fuels 3.6%
Apache	29,186	747
Cabot Oil & Gas	29,000	510
Callon Petroleum (1)(2)	42,300	184
Centennial Resource Development, Class A (1)	28,000	126
Cheniere Energy (1)	2,100	132
Chevron	113,833	13,501
Cimarex Energy	13,544	649
CNX Resources (1)	60,900	442
Concho Resources	18,548	1,259
ConocoPhillips	64,049	3,650

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSOL Energy (1)(2)	7,225	113
Delek US Holdings	9,800	356
Devon Energy	33,200	799
Diamondback Energy	13,500	1,214
EOG Resources	38,600	2,865
EQT	62,456	665
Equitrans Midstream (2)	16,124	235
Exxon Mobil	282,487	19,946
Hess	21,800	1,318
Kinder Morgan	91,692	1,890
Kosmos Energy	1,198	7
Marathon Oil	16,000	196
Marathon Petroleum	39,875	2,422
Matador Resources (1)(2)	34,100	564
Noble Energy	36,500	820
Occidental Petroleum	53,169	2,364
ONEOK	32,200	2,373
Parsley Energy, Class A	18,500	311
PBF Energy, Class A	12,100	329
Phillips 66	23,474	2,404
Pioneer Natural Resources	12,000	1,509
QEP Resources	94,800	351
Renewable Energy Group (1)(2)	26,768	402
SM Energy	15,800	153
Targa Resources	20,000	803
Tellurian (1)(2)	23,500	195
Unit (1)	22,500	76
Valero Energy	19,514	1,663
Williams	78,685	1,893
World Fuel Services	15,300	611
WPX Energy (1)	43,395	460
		70,507
Total Energy		79,179

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FINANCIALS 13.1%

Banks 5.5%
1st Source	3,864	177
Ameris Bancorp	4,253	171
Associated Banc-Corp	8,467	171
BancorpSouth Bank	4,800	142
Bank of America	555,944	16,217
Bank of Hawaii	5,500	473
Bank OZK (2)	5,700	155
BankUnited	17,200	578
BB&T	46,320	2,472
Berkshire Hills Bancorp	8,900	261
BOK Financial	1,115	88
Bridge Bancorp	2,400	71
CenterState Bank	14,190	340
CIT Group	12,900	585
Citigroup	161,125	11,131
Citizens Financial Group	23,500	831
Columbia Banking System	12,100	446
Comerica	8,716	575
Community Bank System	1,838	113
Cullen/Frost Bankers (2)	6,300	558
Customers Bancorp (1)	5,100	106
CVB Financial	15,539	324
East West Bancorp	6,792	301
Fifth Third Bancorp	71,190	1,949
First BanCorp Puerto Rico	88,800	886
First Business Financial Services	10,500	253
First Financial Bancorp	9,070	222
First Horizon National	16,371	265
First Merchants	8,330	314
First Midwest Bancorp	6,000	117
First Republic Bank	12,300	1,189
Flushing Financial	2,450	50
Fulton Financial	10,574	171
German American Bancorp	9,861	316
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Glacier Bancorp	3,700	150
Hancock Whitney	5,200	199
Home BancShares	21,100	397
Huntington Bancshares	53,806	768
IBERIABANK	6,350	480
JPMorgan Chase	210,677	24,795
KeyCorp	95,873	1,710
M&T Bank	9,069	1,433
National Bank Holdings, Class A	13,100	448
NBT Bancorp	9,000	329
Old National Bancorp	13,112	226
Pacific Premier Bancorp	4,500	140
Park National	2,115	201
People's United Financial	27,077	423
Peoples Bancorp	2,645	84
Pinnacle Financial Partners	4,500	255
PNC Financial Services Group	29,593	4,148
Popular	17,580	951
Prosperity Bancshares (2)	5,700	403
Regions Financial	72,756	1,151
Renasant	9,275	325
S&T Bancorp	8,400	307
Seacoast Banking (1)	13,500	342
Signature Bank	3,900	465
Simmons First National, Class A	12,388	308
South State	5,062	381
SunTrust Banks	16,400	1,128
SVB Financial Group (1)	3,500	731
Synovus Financial	5,728	205
TCF Financial	21,124	804
Texas Capital Bancshares (1)	5,600	306
Towne Bank	7,900	220
U. S. Bancorp	81,855	4,530
UMB Financial	7,896	510
United Bankshares	3,800	144
Webster Financial	10,803	506

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wells Fargo	275,334	13,888
WesBanco	10,600	396
Western Alliance Bancorp	3,700	170
Wintrust Financial	3,350	217
Zions Bancorp	7,601	338
		106,930
Capital Markets 2.6%
Affiliated Managers Group	4,000	333
Ameriprise Financial	10,900	1,603
Bank of New York Mellon	53,360	2,412
BGC Partners, Class A	53,500	294
BlackRock	7,600	3,387
Blackstone Group, Class A (2)	29,000	1,416
Cboe Global Markets	8,300	954
Charles Schwab	77,119	3,226
CME Group	20,614	4,357
Donnelley Financial Solutions (1)	4,025	50
E*TRADE Financial	18,600	813
Eaton Vance	9,100	409
FactSet Research Systems	3,550	863
Franklin Resources	52,900	1,527
Goldman Sachs Group	17,560	3,639
Interactive Brokers Group, Class A	9,000	484
Intercontinental Exchange	36,345	3,354
Invesco	35,400	600
Janus Henderson Group	12,741	286
KKR, Class A	32,600	875
Lazard, Class A	11,300	395
MarketAxess Holdings	2,700	884
Moody's	10,200	2,089
Morgan Stanley	93,100	3,973
Morningstar	2,500	365
MSCI	5,400	1,176
Nasdaq	10,300	1,023
Northern Trust	12,400	1,157
Raymond James Financial	7,825	645

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

S&P Global	16,200	3,969
SEI Investments	7,400	438
State Street	27,130	1,606
TD Ameritrade Holding	21,800	1,018
Virtus Investment Partners	5,875	650
Waddell & Reed Financial, Class A (2)	6,451	111
Westwood Holdings Group	2,000	55
		50,436
Consumer Finance 0.7%
Ally Financial	45,500	1,509
American Express	40,300	4,767
Capital One Financial	27,627	2,514
Credit Acceptance (1)	1,200	554
Discover Financial Services	22,900	1,857
Navient	5,100	65
OneMain Holdings	4,400	161
Santander Consumer USA Holdings	26,700	681
SLM	56,100	495
Synchrony Financial	42,485	1,448
		14,051
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1)	125,900	26,190
Voya Financial	14,800	805
		26,995
Insurance 2.7%
Aflac	41,600	2,177
Alleghany (1)	46	37
Allstate	20,200	2,195
American Financial Group	7,350	793
American International Group	61,100	3,403
Aon	15,158	2,934
Arch Capital Group (1)	9,300	390
Arthur J. Gallagher	9,200	824
Assurant	4,500	566
Assured Guaranty	10,400	462

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axis Capital Holdings	11,700	781
Brighthouse Financial (1)	9,929	402
Chubb	32,466	5,241
Cincinnati Financial	12,469	1,455
CNA Financial	10,700	527
CNO Financial Group	16,800	266
Erie Indemnity, Class A (2)	1,700	316
Everest Re Group	2,000	532
FBL Financial Group, Class A	1,032	61
Fidelity National Financial	18,796	835
First American Financial	17,985	1,061
Genworth Financial, Class A (1)	120,600	531
Globe Life	7,050	675
Hanover Insurance Group	6,000	813
Hartford Financial Services	20,300	1,230
Horace Mann Educators	10,300	477
Kemper	6,100	475
Lincoln National	14,784	892
Loews	32,400	1,668
Markel (1)	580	686
Marsh & McLennan	35,364	3,538
MBIA (1)	21,100	195
Mercury General	2,500	140
MetLife	64,120	3,024
Old Republic International	14,087	332
Principal Financial Group	14,500	829
Progressive	35,241	2,722
Prudential Financial	20,200	1,817
Reinsurance Group of America	2,200	352
RenaissanceRe Holdings	5,292	1,024
State Auto Financial	12,700	411
The Travelers Companies	12,423	1,847
Third Point Reinsurance (1)	10,516	105
United Fire Group	4,300	202
Universal Insurance Holdings	7,200	216
Unum Group	6,200	184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

White Mountains Insurance Group	200	216
Willis Towers Watson	11,606	2,240
		52,099
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	42,400	373
Apollo Commercial Real Estate Finance, REIT	37,100	711
Capstead Mortgage, REIT	30,400	223
Invesco Mortgage Capital, REIT	9,700	149
New Residential Investment, REIT	28,300	444
Starwood Property Trust, REIT	33,800	819
		2,719
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	18,400	254
MGIC Investment	28,800	362
New York Community Bancorp	8,387	105
Northfield Bancorp	13,400	215
Northwest Bancshares	23,500	385
PennyMac Financial Services (1)	4,600	140
Radian Group	11,000	251
Washington Federal	5,542	205
		1,917
Total Financials		255,147
HEALTH CARE 13.2%
Biotechnology 2.5%
AbbVie	100,300	7,595
ACADIA Pharmaceuticals (1)	26,300	947
Acceleron Pharma (1)	10,800	427
Agios Pharmaceuticals (1)(2)	7,800	253
Aimmune Therapeutics (1)(2)	10,700	224
Alexion Pharmaceuticals (1)	14,080	1,379
Alkermes (1)	26,302	513
Alnylam Pharmaceuticals (1)	12,150	977
Amgen	39,960	7,733
Anika Therapeutics (1)	5,600	307
Biogen (1)	13,810	3,215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BioMarin Pharmaceutical (1)	10,500	708
Bluebird Bio (1)(2)	5,200	477
Blueprint Medicines (1)	11,000	808
Celgene (1)	41,800	4,151
Cyclerion Therapeutics (1)	3,180	39
CytomX Therapeutics (1)	36,700	271
Eagle Pharmaceuticals (1)(2)	8,400	475
Gilead Sciences	81,920	5,192
Immunomedics (1)(2)	17,800	236
Incyte (1)	13,200	980
Insmed (1)(2)	20,700	365
Ionis Pharmaceuticals (1)(2)	19,905	1,192
Ironwood Pharmaceuticals (1)(2)	31,800	273
Lexicon Pharmaceuticals (1)(2)	30,600	92
Ligand Pharmaceuticals (1)(2)	6,700	667
Medicines (1)(2)	3,000	150
Neurocrine Biosciences (1)	12,500	1,126
Portola Pharmaceuticals (1)(2)	5,000	134
Puma Biotechnology (1)(2)	23,300	251
Regeneron Pharmaceuticals (1)	4,400	1,221
Sage Therapeutics (1)(2)	7,300	1,024
Sangamo Therapeutics (1)(2)	21,500	195
Sarepta Therapeutics (1)(2)	11,832	891
Seattle Genetics (1)	11,300	965
Ultragenyx Pharmaceutical (1)(2)	7,000	299
United Therapeutics (1)	3,200	255
Vertex Pharmaceuticals (1)	16,900	2,863
Xencor (1)(2)	14,900	503
		49,373
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	105,729	8,846
ABIOMED (1)	3,100	552
Align Technology (1)	6,300	1,140
Avanos Medical (1)	2,831	106
Baxter International	28,400	2,484
Becton Dickinson & Company	18,102	4,579

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Boston Scientific (1)	81,939	3,334
Cantel Medical	4,100	307
Cerus (1)(2)	14,400	74
Cooper	4,700	1,396
Danaher	40,700	5,878
DENTSPLY SIRONA	13,133	700
DexCom (1)	13,300	1,985
Edwards Lifesciences (1)	14,240	3,132
Exact Sciences (1)(2)	7,900	714
Hologic (1)	19,844	1,002
ICU Medical (1)	2,600	415
IDEXX Laboratories (1)	5,000	1,360
Insulet (1)(2)	7,200	1,188
Integra LifeSciences Holdings (1)	3,800	228
Intuitive Surgical (1)	8,700	4,697
LivaNova (1)	7,600	561
Medtronic	90,616	9,843
OraSure Technologies (1)	22,300	167
Quidel (1)	6,200	380
ResMed	8,700	1,175
RTI Surgical (1)	37,700	107
STERIS	5,500	795
Stryker	20,920	4,525
Surmodics (1)	4,900	224
Teleflex	6,200	2,106
Varex Imaging (1)	12,960	370
Varian Medical Systems (1)	5,600	667
West Pharmaceutical Services	5,600	794
Zimmer Biomet Holdings	11,860	1,628
		67,459
Health Care Providers & Services 2.3%
Acadia Healthcare (1)(2)	9,600	298
AmerisourceBergen	10,064	829
AMN Healthcare Services (1)	11,252	648
Anthem	15,804	3,795
Cardinal Health	16,305	769

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Centene (1)	27,020	1,169
Cigna	24,042	3,649
CorVel (1)	4,650	352
Covetrus (1)(2)	9,560	114
Cross Country Healthcare (1)	4,300	44
CVS Health	84,248	5,313
DaVita (1)	7,798	445
Encompass Health	10,300	652
Ensign Group	16,500	783
HCA Healthcare	17,362	2,091
HealthEquity (1)	14,200	811
Henry Schein (1)	10,400	660
Humana	8,200	2,096
Laboratory Corp. of America Holdings (1)	4,020	675
McKesson	11,051	1,510
Molina Healthcare (1)	4,394	482
Option Care Health (1)(2)	25,000	80
Providence Service (1)	8,000	476
Psychemedics	3,075	28
Quest Diagnostics	8,500	910
Tivity Health (1)(2)	107	2
U. S. Physical Therapy (2)	3,800	496
UnitedHealth Group	59,722	12,979
Universal Health Services, Class B	8,200	1,220
WellCare Health Plans (1)	3,600	933
		44,309
Health Care Technology 0.3%
Cerner	20,500	1,398
HMS Holdings (1)	22,900	789
Medidata Solutions (1)	8,700	796
NextGen Healthcare (1)	4,900	77
Omnicell (1)	7,400	535
Veeva Systems, Class A (1)	8,700	1,328
		4,923
Life Sciences Tools & Services 0.9%
Agilent Technologies	24,487	1,876
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bio-Rad Laboratories, Class A (1)	1,600	532
Bio-Techne	3,200	626
Bruker	15,300	672
Charles River Laboratories International (1)	4,068	539
Illumina (1)	10,200	3,103
IQVIA Holdings (1)	8,325	1,244
Mettler-Toledo International (1)	1,200	845
PerkinElmer	4,635	395
Thermo Fisher Scientific	26,178	7,625
Waters (1)	4,600	1,027
		18,484
Pharmaceuticals 3.7%
Akorn (1)	76,300	290
Allergan	21,457	3,611
Bristol-Myers Squibb	100,400	5,091
Cara Therapeutics (1)(2)	15,700	287
Elanco Animal Health (1)	22,800	606
Eli Lilly	59,900	6,699
Endo International (1)	20,700	66
FRD Acquisition, EC (1)(3)	28,900	—
Jazz Pharmaceuticals (1)	3,500	449
Johnson & Johnson	174,275	22,548
Merck	160,234	13,489
Mylan (1)	32,375	640
Nektar Therapeutics (1)(2)	12,200	222
Perrigo	8,698	486
Pfizer	375,372	13,487
Phibro Animal Health, Class A	18,800	401
Prestige Consumer Healthcare (1)	3,200	111
TherapeuticsMD (1)(2)	71,700	260
Theravance Biopharma (1)(2)	11,171	218
WaVe Life Sciences (1)(2)	17,600	361
Zoetis	29,000	3,613
		72,935
Total Health Care		257,483

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

INDUSTRIALS & BUSINESS SERVICES 9.7%

Aerospace & Defense 2.6%
Aerojet Rocketdyne Holdings (1)(2)	13,500	682
Arconic	18,700	486
Axon Enterprise (1)(2)	14,100	800
Boeing	35,400	13,469
BWX Technologies	17,450	998
Curtiss-Wright	4,000	517
General Dynamics	17,200	3,143
HEICO, Class A	6,475	630
Hexcel	4,200	345
Huntington Ingalls Industries	2,300	487
L3Harris Technologies	15,801	3,297
Lockheed Martin	13,100	5,110
Northrop Grumman	11,295	4,233
Park Aerospace	2,100	37
Raytheon	18,700	3,669
Spirit AeroSystems Holdings, Class A	10,100	831
Teledyne Technologies (1)	4,600	1,481
Textron	24,000	1,175
TransDigm Group	3,200	1,666
Triumph Group	20,700	474
United Technologies	46,139	6,299
Vectrus (1)	500	20
		49,849
Air Freight & Logistics 0.5%
CH Robinson Worldwide	8,547	725
Expeditors International of Washington	8,300	617
FedEx	14,600	2,125
United Parcel Service, Class B	44,500	5,332
XPO Logistics (1)(2)	9,700	694
		9,493
Airlines 0.4%
Alaska Air Group	12,400	805
American Airlines Group	32,200	869

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Delta Air Lines	50,700	2,920
Southwest Airlines	32,685	1,765
United Airlines Holdings (1)	24,215	2,141
		8,500
Building Products 0.4%
A. O. Smith	13,100	625
AAON (2)	8,345	383
Allegion	8,766	909
Armstrong Worldwide Industries	2,800	271
Fortune Brands Home & Security	10,700	585
Johnson Controls International	53,635	2,354
Lennox International	2,100	510
Masco	22,000	917
Owens Corning	5,700	360
PGT Innovations (1)	22,700	392
Quanex Building Products	3,800	69
Resideo Technologies (1)	26,320	378
		7,753
Commercial Services & Supplies 0.7%
ACCO Brands	16,767	165
ARC Document Solutions (1)	13,000	18
Brink's	4,100	340
Cintas	5,200	1,394
Copart (1)	23,500	1,888
Covanta Holding	25,800	446
frontdoor (1)	10,850	527
Herman Miller	4,700	217
HNI	6,900	245
IAA (1)	3,500	146
KAR Auction Services (2)	3,500	86
Kimball International, Class B	3,700	71
Matthews International, Class A	2,200	78
McGrath RentCorp	3,200	223
Mobile Mini	9,100	335
MSA Safety	1,800	196
Pitney Bowes	94,600	432
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Quad/Graphics (2)	5,000	53
Republic Services	14,297	1,237
Rollins (2)	12,150	414
RR Donnelley & Sons (2)	4,966	19
Stericycle (1)(2)	9,600	489
Team (1)(2)	28,700	518
Tetra Tech	6,825	592
Viad	8,900	598
VSE	4,600	157
Waste Management	20,360	2,341
		13,225
Construction & Engineering 0.2%
Aegion (1)	12,400	265
Arcosa	3,700	127
Dycom Industries (1)	7,700	393
EMCOR Group	3,900	336
Fluor	3,200	61
Granite Construction (2)	6,450	207
Jacobs Engineering Group	3,800	348
MasTec (1)	7,250	471
Quanta Services	17,550	663
Valmont Industries	2,900	401
		3,272
Electrical Equipment 0.5%
AMETEK	10,325	948
AZZ	4,700	205
Eaton	25,526	2,123
Emerson Electric	34,300	2,293
Hubbell	3,105	408
nVent Electric	14,246	314
Regal Beloit	3,400	248
Rockwell Automation	9,200	1,516
Sensata Technologies Holding (1)	4,200	210
Thermon Group Holdings (1)	13,400	308
Ultralife (1)	5,800	50

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vicor (1)	19,200	567
		9,190
Industrial Conglomerates 1.1%
3M	35,400	5,820
Carlisle Companies	2,800	407
General Electric	565,726	5,058
Honeywell International	45,725	7,737
Roper Technologies	7,500	2,674
		21,696
Machinery 1.7%
AGCO	6,500	492
Barnes Group	3,000	155
Briggs & Stratton	400	2
Caterpillar	35,600	4,497
Chart Industries (1)	6,000	374
Cummins	10,900	1,773
Deere	16,100	2,716
Dover	3,400	339
EnPro Industries	3,568	245
ESCO Technologies	6,600	525
Flowserve	15,900	743
Fortive	18,650	1,279
Graco	11,361	523
Harsco (1)	6,000	114
Helios Technologies	4,100	166
Hillenbrand	10,800	334
Hyster-Yale Materials Handling	1,100	60
IDEX	5,600	918
Illinois Tool Works	20,700	3,239
Ingersoll-Rand	7,700	949
ITT	6,900	422
John Bean Technologies	4,909	488
Kennametal	10,700	329
Lincoln Electric Holdings	3,400	295
Manitowoc (1)	4,425	55
Meritor (1)	24,600	455
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Middleby (1)	6,212	726
Mueller Water Products, Class A	34,704	390
Navistar International (1)	9,500	267
Nordson	3,200	468
PACCAR	31,062	2,175
Parker-Hannifin	6,178	1,116
RBC Bearings (1)	1,300	216
Rexnord (1)	19,900	538
Snap-on	5,200	814
Stanley Black & Decker	9,280	1,340
Terex	7,900	205
Toro	11,400	836
Trinity Industries	11,100	218
Wabtec	15,088	1,084
Watts Water Technologies, Class A	1,900	178
Welbilt (1)(2)	17,700	298
Woodward	3,600	388
Xylem	12,800	1,019
		33,763
Marine 0.0%
Kirby (1)	4,400	362
Matson	4,300	161
		523
Professional Services 0.5%
Barrett Business Services	2,500	222
CoStar Group (1)	2,600	1,542
Equifax	8,500	1,196
Forrester Research	1,800	58
Franklin Covey (1)	5,200	182
IHS Markit (1)	18,137	1,213
Insperity	2,900	286
Korn/Ferry International	3,000	116
ManpowerGroup	2,900	244
Mastech Digital (1)	24,402	146
Nielsen Holdings	26,200	557
Robert Half International	8,600	479
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TransUnion	12,300	998
TrueBlue (1)	11,000	232
Verisk Analytics	10,600	1,676
		9,147
Road & Rail 0.9%
Avis Budget Group (1)	11,300	319
CSX	48,300	3,346
Genesee & Wyoming, Class A (1)	2,600	287
Hertz Global Holdings (1)	1,350	19
JB Hunt Transport Services	5,400	598
Kansas City Southern	11,100	1,476
Knight-Swift Transportation Holdings (2)	2,750	100
Landstar System	4,000	450
Norfolk Southern	13,500	2,425
Old Dominion Freight Line	6,300	1,071
Ryder System	4,400	228
Union Pacific	44,300	7,176
USA Truck (1)	4,300	35
Werner Enterprises	4,075	144
YRC Worldwide (1)(2)	131,900	398
		18,072
Trading Companies & Distributors 0.2%
Beacon Roofing Supply (1)	6,400	215
Fastenal	35,000	1,143
GATX	2,300	178
GMS (1)	26,251	754
HD Supply Holdings (1)	20,800	815
Herc Holdings (1)	692	32
MSC Industrial Direct, Class A	5,400	392
NOW (1)	3,323	38
United Rentals (1)	1,300	162
Univar (1)(2)	5,000	104
Veritiv (1)	1,006	18
W. W. Grainger	3,000	891

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Watsco	1,800	305
		5,047
Total Industrials & Business Services		189,530
INFORMATION TECHNOLOGY 20.9%

Communications Equipment 1.0%
ADTRAN	12,900	146
Arista Networks (1)	4,100	980
Ciena (1)	3,999	157
Cisco Systems	286,032	14,133
EchoStar, Class A (1)	2,680	106
Extreme Networks (1)	64,400	469
F5 Networks (1)	4,400	618
InterDigital	3,300	173
Juniper Networks	25,380	628
Lumentum Holdings (1)(2)	6,748	361
Motorola Solutions	9,494	1,618
NetScout Systems (1)	5,200	120
Optical Cable (1)	12,869	46
Plantronics	12,700	474
		20,029
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A	15,000	1,447
Arrow Electronics (1)	5,600	418
Avnet	9,748	434
AVX	2,700	41
Belden	3,500	187
Benchmark Electronics	1,275	37
CDW	6,100	752
Cognex	11,200	550
Coherent (1)	1,494	230
Corning	62,710	1,788
Daktronics	1,400	10
Dolby Laboratories, Class A	5,400	349
FARO Technologies (1)	7,300	353
FLIR Systems	7,600	400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

II-VI (1)	1,427	50
Insight Enterprises (1)	4,750	264
IPG Photonics (1)	2,500	339
Jabil	11,500	411
Keysight Technologies (1)	18,543	1,803
Knowles (1)	17,300	352
Napco Security Technologies (1)	11,857	303
National Instruments	12,550	527
Plexus (1)	4,900	306
Sanmina (1)	4,602	148
TE Connectivity	21,538	2,007
Tech Data (1)	3,000	313
Trimble (1)	11,100	431
TTM Technologies (1)	17,900	218
Vishay Intertechnology	11,020	187
Zebra Technologies, Class A (1)	1,650	340
		14,995
IT Services 5.2%
Accenture, Class A	40,489	7,788
Akamai Technologies (1)	14,500	1,325
Alliance Data Systems	2,500	320
Automatic Data Processing	26,800	4,326
Black Knight (1)	13,363	816
Booz Allen Hamilton Holding	17,000	1,207
Broadridge Financial Solutions	6,125	762
CACI International, Class A (1)	1,300	301
Cognizant Technology Solutions, Class A	36,600	2,206
Conduent (1)	63,477	395
CoreLogic (1)	12,485	578
CSG Systems International	9,800	506
DXC Technology	17,142	506
EPAM Systems (1)	6,500	1,185
Euronet Worldwide (1)	8,800	1,287
Fidelity National Information Services	37,591	4,991
Fiserv (1)	39,796	4,122
FleetCor Technologies (1)	8,200	2,352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Gartner (1)	6,188	885
Genpact	10,300	399
Global Payments	19,439	3,091
GoDaddy, Class A (1)	15,300	1,010
Hackett Group	9,820	162
International Business Machines	56,390	8,200
Jack Henry & Associates	4,000	584
Leidos Holdings	9,000	773
LiveRamp Holdings (1)	4,800	206
Mastercard, Class A	56,905	15,454
MAXIMUS	3,600	278
Okta (1)	12,179	1,199
Paychex	17,487	1,447
PayPal Holdings (1)	75,500	7,821
Perspecta	23,971	626
Science Applications International	5,400	472
Square, Class A (1)(2)	7,500	465
StarTek (1)	12,400	80
Sykes Enterprises (1)	8,100	248
TTEC Holdings	4,000	192
Twilio, Class A (1)(2)	5,488	603
Unisys (1)	43,400	322
VeriSign (1)	7,400	1,396
Visa, Class A	111,860	19,241
Western Union	31,951	740
WEX (1)	1,400	283
		101,150
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries (1)	3,600	207
Advanced Micro Devices (1)	53,900	1,562
Amkor Technology (1)	1,300	12
Analog Devices	21,605	2,414
Applied Materials	67,078	3,347
Axcelis Technologies (1)	29,878	511
Broadcom	24,949	6,888
Brooks Automation	24,654	913

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Cabot Microelectronics	3,244	458
Cirrus Logic (1)	8,200	439
Cohu	30,327	410
Cree (1)	8,400	412
Diodes (1)	6,262	251
DSP Group (1)	4,500	63
Entegris	16,892	795
First Solar (1)	6,200	360
Intel	282,220	14,543
KLA	9,500	1,515
Kulicke & Soffa Industries	5,900	138
Lam Research	10,400	2,403
Lattice Semiconductor (1)	11,700	214
Marvell Technology Group	32,601	814
Maxim Integrated Products	17,921	1,038
Microchip Technology (2)	18,294	1,700
Micron Technology (1)	75,169	3,221
Nanometrics (1)	13,500	440
NVIDIA	38,700	6,736
ON Semiconductor (1)	37,230	715
Photronics (1)	9,500	103
Power Integrations	3,000	271
Qorvo (1)	10,300	764
QUALCOMM	92,200	7,033
Semtech (1)	3,700	180
Skyworks Solutions	8,479	672
SolarEdge Technologies (1)	11,500	963
Texas Instruments	63,200	8,168
Versum Materials	5,900	312
Xilinx	15,900	1,525
		72,510
Software 6.6%
Adobe (1)	27,580	7,619
ANSYS (1)	6,441	1,426
Aspen Technology (1)	4,700	579
Autodesk (1)	10,800	1,595

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cadence Design Systems (1)	23,100	1,527
CDK Global	15,766	758
Citrix Systems	7,670	740
CommVault Systems (1)	4,300	192
Cornerstone OnDemand (1)	9,600	526
Dell Technologies, Class C (1)	5,273	274
Fair Isaac (1)	2,672	811
Five9 (1)(2)	17,400	935
Fortinet (1)	19,000	1,458
Guidewire Software (1)	7,800	822
Intuit	16,700	4,441
j2 Global (2)	8,200	745
LogMeIn	7,347	521
Manhattan Associates (1)	9,000	726
Microsoft	484,198	67,318
Monotype Imaging Holdings	20,600	408
New Relic (1)	9,100	559
Nuance Communications (1)	26,700	436
Oracle	145,700	8,018
Palo Alto Networks (1)	6,800	1,386
Paycom Software (1)	3,137	657
Proofpoint (1)	7,450	961
PTC (1)	10,880	742
Qumu (1)	5,400	18
RealPage (1)	3,500	220
salesforce. com (1)	55,433	8,229
ServiceNow (1)	11,000	2,792
Splunk (1)	15,900	1,874
SS&C Technologies Holdings	17,070	880
Symantec	36,964	874
Synopsys (1)	13,319	1,828
TiVo	32,500	248
VMware, Class A	6,700	1,005
Workday, Class A (1)	15,900	2,702
Zendesk (1)	18,600	1,356
		128,206

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 3.6%
Apple	274,955	61,582
Hewlett Packard Enterprise	100,999	1,532
HP	103,318	1,955
NCR (1)	18,800	593
NetApp	18,600	977
Seagate Technology	17,500	941
Western Digital	14,775	881
Xerox Holdings	11,971	358
		68,819
Total Information Technology		405,709
MATERIALS 2.8%

Chemicals 1.8%
AdvanSix (1)	8,601	221
Air Products & Chemicals	13,800	3,062
Albemarle (2)	4,100	285
Axalta Coating Systems (1)	10,100	305
Cabot	2,600	118
Celanese	10,700	1,309
CF Industries Holdings	22,540	1,109
Chemours	15,681	234
Dow	48,155	2,295
DuPont de Nemours	48,155	3,434
Eastman Chemical	7,700	568
Ecolab	13,600	2,693
Ferro (1)	19,700	234
FMC	9,700	851
GCP Applied Technologies (1)	12,300	237
Hawkins	2,831	120
HB Fuller	3,700	172
Huntsman	18,100	421
Ingevity (1)	5,312	451
International Flavors & Fragrances (2)	4,800	589
Linde	33,600	6,509
Livent (1)(2)	9,072	61

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

LyondellBasell Industries, Class A	19,700	1,763
Minerals Technologies	3,300	175
OMNOVA Solutions (1)	12,300	124
PolyOne	5,900	193
PPG Industries	19,243	2,280
Rayonier Advanced Materials	23,630	102
RPM International	14,000	963
Schulman A. , CVR (1)	5,500	3
Scotts Miracle-Gro	1,800	183
Sensient Technologies	3,500	240
Sherwin-Williams	4,700	2,584
Stepan	3,100	301
Tredegar	3,300	64
Valvoline	20,587	454
WR Grace	4,200	280
		34,987
Construction Materials 0.1%
Eagle Materials	5,798	522
Martin Marietta Materials	4,200	1,151
Vulcan Materials	9,166	1,386
		3,059
Containers & Packaging 0.4%
Amcor	45,900	448
AptarGroup	3,200	379
Avery Dennison	6,200	704
Ball	30,900	2,250
Berry Global Group (1)	6,500	255
Crown Holdings (1)	3,400	225
International Paper	21,984	919
Myers Industries	18,360	324
Owens-Illinois	3,700	38
Packaging Corp. of America	8,700	923
Sealed Air	11,500	477
Silgan Holdings	3,600	108
Sonoco Products	3,600	210

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Westrock	15,676	571
		7,831
Metals & Mining 0.4%
Allegheny Technologies (1)(2)	7,743	157
Ampco Pittsburgh (1)	2,300	9
Carpenter Technology	10,500	543
Cleveland-Cliffs (2)	22,000	159
Commercial Metals	15,200	264
Compass Minerals International	9,000	508
Freeport-McMoRan	82,400	789
Hecla Mining (2)	181,300	319
Newmont Goldcorp	38,800	1,471
Nucor	15,700	799
Reliance Steel & Aluminum	5,800	578
Royal Gold	10,200	1,257
Steel Dynamics	12,900	384
TimkenSteel (1)	19,300	121
Worthington Industries	3,400	123
		7,481
Paper & Forest Products 0.1%
Clearwater Paper (1)	6,964	147
Domtar	11,066	396
Louisiana-Pacific	18,700	460
Neenah	2,954	192
		1,195
Total Materials		54,553
REAL ESTATE 4.2%

Equity Real Estate Investment Trusts 4.1%
Agree Realty, REIT	3,000	219
Alexander & Baldwin, REIT	12,498	306
Alexandria Real Estate Equities, REIT	10,600	1,633
American Campus Communities, REIT	15,300	736
American Tower, REIT	26,020	5,754
Apartment Investment & Management, Class A, REIT	15,057	785
AvalonBay Communities, REIT	8,386	1,806
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Boston Properties, REIT	9,800	1,271
Brandywine Realty Trust, REIT	44,800	679
Camden Property Trust, REIT	5,800	644
Chatham Lodging Trust, REIT	40,600	737
CIM Commercial Trust, REIT	937	14
CoreCivic, REIT	10,798	187
CoreSite Realty, REIT	6,900	841
Cousins Properties, REIT	20,060	754
Crown Castle International, REIT	27,037	3,758
CubeSmart, REIT	19,500	681
Digital Realty Trust, REIT	14,950	1,941
Duke Realty, REIT	30,200	1,026
EastGroup Properties, REIT	4,900	613
Equinix, REIT	5,206	3,003
Equity Commonwealth, REIT	17,727	607
Equity LifeStyle Properties, REIT	8,800	1,176
Equity Residential, REIT	23,000	1,984
Essex Property Trust, REIT	4,294	1,403
Extra Space Storage, REIT	14,800	1,729
Federal Realty Investment Trust, REIT	6,900	939
First Industrial Realty Trust, REIT	12,300	487
Four Corners Property Trust, REIT	19,813	560
Gaming and Leisure Properties, REIT	12,805	490
GEO Group, REIT	10,215	177
Getty Realty, REIT	7,742	248
Gladstone Commercial, REIT	18,200	428
HCP, REIT	9,600	342
Highwoods Properties, REIT	9,100	409
Host Hotels & Resorts, REIT	36,219	626
Invitation Homes, REIT	32,383	959
Iron Mountain, REIT	20,533	665
JBG SMITH Properties, REIT	11,082	435
Kilroy Realty, REIT	7,600	592
Kimco Realty, REIT	40,300	841
Lamar Advertising, Class A, REIT	8,600	705
Liberty Property Trust, REIT	13,200	678

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mack-Cali Realty, REIT	27,800	602
Mid-America Apartment Communities, REIT	9,843	1,280
Monmouth Real Estate Investment, REIT	73,582	1,060
National Retail Properties, REIT	17,300	976
National Storage Affiliates Trust, REIT	36,000	1,201
One Liberty Properties, REIT	8,862	244
Paramount Group, REIT	27,522	367
Pebblebrook Hotel Trust, REIT (2)	10,179	283
Pennsylvania Real Estate Investment Trust, REIT (2)	14,000	80
Prologis, REIT	35,698	3,042
Public Storage, REIT	8,094	1,985
Rayonier, REIT	18,340	517
Realty Income, REIT	21,800	1,672
Regency Centers, REIT	14,840	1,031
Retail Opportunity Investments, REIT	45,700	833
Ryman Hospitality Properties, REIT	6,568	537
Sabra Health Care, REIT	23,351	536
SBA Communications, REIT	10,300	2,484
Seritage Growth Properties, Class A, REIT (2)	22,900	973
Service Properties Trust, REIT	21,100	544
Simon Property Group, REIT	17,701	2,755
SL Green Realty, REIT	6,770	553
STAG Industrial, REIT	27,300	805
Sun Communities, REIT	3,786	562
Taubman Centers, REIT	7,300	298
Terreno Realty, REIT	12,200	623
UDR, REIT	7,079	343
Urban Edge Properties, REIT	4,792	95
Ventas, REIT	25,718	1,878
VEREIT, REIT	84,776	829
Vornado Realty Trust, REIT	10,764	685
Washington Real Estate Investment Trust, REIT	11,300	309
Weingarten Realty Investors, REIT	11,675	340
Welltower, REIT	25,600	2,321
Weyerhaeuser, REIT	41,125	1,139
Whitestone, REIT (2)	16,900	233

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WP Carey, REIT	13,600	1,217
		79,100
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	17,900	949
Consolidated-Tomoka Land	1,500	98
Forestar Group (1)(2)	439	8
Jones Lang LaSalle	1,100	153
Newmark Group, Class A	24,818	225
RMR Group, Class A	4,631	210
St Joe (1)(2)	10,900	187
		1,830
Total Real Estate		80,930
UTILITIES 3.3%

Electric Utilities 1.9%
ALLETE	5,333	466
Alliant Energy	18,400	992
American Electric Power	29,340	2,749
Duke Energy	42,102	4,036
Edison International	15,100	1,139
Entergy	13,100	1,537
Evergy	18,165	1,209
Eversource Energy	19,224	1,643
Exelon	47,922	2,315
FirstEnergy	11,995	579
Hawaiian Electric Industries	23,400	1,067
IDACORP	5,500	620
MGE Energy	5,700	455
NextEra Energy	30,700	7,153
OGE Energy	15,700	713
Otter Tail	8,100	435
Pinnacle West Capital	16,300	1,582
PNM Resources	11,150	581
PPL	42,800	1,348
Southern	73,200	4,522

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xcel Energy	29,330	1,903
		37,044
Gas Utilities 0.3%
Atmos Energy	7,900	900
National Fuel Gas (2)	9,600	450
New Jersey Resources	22,400	1,013
ONE Gas	12,000	1,153
South Jersey Industries	11,800	388
Southwest Gas Holdings	2,291	209
Spire	2,300	201
UGI	17,700	890
		5,204
Independent Power & Renewable Electricity Producers 0.0%
AES	29,655	484
		484
Multi-Utilities 0.9%
Ameren	15,800	1,265
Avista	14,000	678
Black Hills	9,900	760
CenterPoint Energy	25,300	763
CMS Energy	13,100	838
Consolidated Edison	12,600	1,190
Dominion Energy	49,028	3,973
DTE Energy	10,883	1,447
NiSource	29,008	868
Public Service Enterprise	30,200	1,875
Sempra Energy	18,151	2,679
WEC Energy Group	20,208	1,922
		18,258
Water Utilities 0.2%
American States Water	6,500	584
American Water Works	15,200	1,888
Aqua America	14,646	657

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
California Water Service Group	3,225	171
		3,300
Total Utilities		64,290
Total Common Stocks (Cost $912,995)		1,892,098
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	49,890,296	49,890
		49,890
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 2.15%, 11/7/19 (6)	2,650,000	2,646
		2,646
Total Short-Term Investments (Cost $52,535)		52,536
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.1%
Short-Term Funds 2.1%
T. Rowe Price Short-Term Fund, 2.07% (4)(5)	4,056,648	40,566
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		40,566
Total Securities Lending Collateral (Cost $40,566)		40,566

Total Investments in Securities 102.1%
(Cost $1,006,096)		$1,985,200
Other Assets Less Liabilities (2.1)%		(40,567)
Net Assets 100.0%		$1,944,633

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

FUTURES CONTRACTS

($000s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 56 Russell 2000 E-Mini Index contracts	12/19	4,270	$(160)
Long, 307 S&P 500 E-Mini Index contracts	12/19	45,720	(449)
Long, 11 S&P MidCap 400 E-Mini Index contracts	12/19	2,132	(30)
Net payments (receipts) of variation margin to date			882
Variation margin receivable (payable) on open futures contracts			$243

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$794
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$794+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$40,411		¤	¤	$49,890
T. Rowe Price Short-Term
Fund	34,192		¤	¤	40,566
					$90,456^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $794 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $90,456.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,892,095	$ 3	$ —	$ 1,892,098
Short-Term Investments	49,890	2,646	—	52,536
Securities Lending Collateral	40,566	—	—	40,566
Total Securities	1,982,551	2,649	—	1,985,200
Futures Contracts	243	—	—	243
Total	$1,982,794	$ 2,649	$ —	$ 1,985,443

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $0 for the period ended September 30, 2019.

($000 s)
	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$–	$–	$–